Fair Value Measurements - Other Real Estate Owned and Repossessed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Unobservable Inputs (Level 3) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	$ 0
Nonrecurring | Fair value
Fair Value Measurements
Impaired loans	21,397	$ 27,503
Other real estate and repossessed assets	10,525	12,291
Nonrecurring | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans	0	4,505
Nonrecurring | Fair value | Real Estate Construction - Residential | Mortgages
Fair Value Measurements
Impaired loans	264	417
Nonrecurring | Fair value | Real Estate Construction - Commercial | Mortgages
Fair Value Measurements
Impaired loans	21,133	22,581
Nonrecurring | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(118)	(164)
Gains (losses) on other real estate owned and repossessed assets	(935)	219
Nonrecurring | Total Gains (Losses) | Commercial, Financial, and Agricultural
Fair Value Measurements
Gains (losses) on impaired loans	(46)	(52)
Nonrecurring | Total Gains (Losses) | Real Estate Construction - Residential | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(22)	(52)
Nonrecurring | Total Gains (Losses) | Real Estate Construction - Commercial | Mortgages
Fair Value Measurements
Gains (losses) on impaired loans	(43)	(39)
Nonrecurring | Total Gains (Losses) | Installment and other consumer
Fair Value Measurements
Gains (losses) on impaired loans	(7)	(21)
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Construction - Residential | Mortgages
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Construction - Commercial | Mortgages
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Construction - Residential | Mortgages
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Construction - Commercial | Mortgages
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value
Fair Value Measurements
Impaired loans	21,397	27,503
Other real estate and repossessed assets	10,525	12,291
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Commercial, Financial, and Agricultural
Fair Value Measurements
Impaired loans	0	4,505
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Construction - Residential | Mortgages
Fair Value Measurements
Impaired loans	264	417
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Construction - Commercial | Mortgages
Fair Value Measurements
Impaired loans	$ 21,133	22,581
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Installment and other consumer
Fair Value Measurements
Impaired loans		$ 0